Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Schedule of Balances in Foreign Currencies	Balances in foreign currencies at June 30, 2024, and 2023, were as follows:

	June 30, 2024 balances CA$	June 30, 2023 balances CA$
Trade payables	63	51
Cash	5	13
Interest, taxes, and other receivables	9	8

Schedule of Fair Value of Off-Balance Sheet Risks

Cash and cash equivalents $	Insured amount $	Non- insured amount $
4,909	527	4,382